Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000021325 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000021325 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021325 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000021325 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021325 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021325 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021325 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021325 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021325 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021325 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021325 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021325 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000021325 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021325 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021325 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021325 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021325 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021325 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[1]
C000021326 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000021326 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021326 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000021326 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021326 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021326 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021326 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021326 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021326 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021326 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021326 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021326 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000021326 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000021326 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021326 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021326 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021326 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021326 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[2]
C000057304 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000057304 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	13.40%
C000057304 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000057304 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000057304 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057304 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000057304 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000057304 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057304 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057304 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000057304 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000057304 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000057304 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000057304 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000057304 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057304 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057304 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[3]
C000057305 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000057305 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	13.40%
C000057305 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000057305 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000057305 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057305 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000057305 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000057305 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057305 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057305 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000057305 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000057305 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000057305 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000057305 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000057305 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057305 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000057305 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057305 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[4]
C000153036 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	15.00%
C000153036 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	13.40%
C000153036 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000153036 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000153036 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.30%
C000153036 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000153036 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000153036 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153036 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153036 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153036 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000153036 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000153036 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000153036 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000153036 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153036 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153036 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[5]
C000129449 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.40%
C000129449 | Indonesia Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000129449 | India Government Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129449 | Republic of South Africa Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129449 | China Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000129449 | Republic of Poland Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129449 | Thailand Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129449 | Malaysia Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129449 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129449 | Romania Government Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129449 | Indonesia
Holdings [Line Items]
Percent of Total Investments	7.40%
C000129449 | India
Holdings [Line Items]
Percent of Total Investments	6.30%
C000129449 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129449 | China
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129449 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129449 | Poland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129449 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129449 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129449 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129449 | Colombia
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129449 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000129449 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000129449 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[6]
C000129447 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.40%
C000129447 | Indonesia Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000129447 | India Government Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129447 | Republic of South Africa Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129447 | China Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000129447 | Republic of Poland Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129447 | Thailand Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129447 | Malaysia Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129447 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129447 | Romania Government Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129447 | Indonesia
Holdings [Line Items]
Percent of Total Investments	7.40%
C000129447 | India
Holdings [Line Items]
Percent of Total Investments	6.30%
C000129447 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129447 | China
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129447 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129447 | Poland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129447 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129447 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129447 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129447 | Colombia
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129447 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000129447 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000129447 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129447 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[7]
C000129448 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.40%
C000129448 | Indonesia Treasury Bonds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000129448 | India Government Bonds
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129448 | Republic of South Africa Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129448 | China Government Bonds
Holdings [Line Items]
Percent of Total Investments	4.00%
C000129448 | Republic of Poland Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129448 | Thailand Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.30%
C000129448 | Malaysia Government Bonds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000129448 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129448 | Romania Government Bonds
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129448 | Indonesia
Holdings [Line Items]
Percent of Total Investments	7.40%
C000129448 | India
Holdings [Line Items]
Percent of Total Investments	6.30%
C000129448 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129448 | China
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129448 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000129448 | Poland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000129448 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129448 | Thailand
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129448 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129448 | Colombia
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129448 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000129448 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	64.00%
C000129448 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129448 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000082160 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082160 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000082160 | Lumen Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082160 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | KKR Apple Bidco LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Peer Holding III BV
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082160 | Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082160 | Opal Bidco SAS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082160 | Kaseya, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082160 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	11.10%
C000082160 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082160 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082160 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082160 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082160 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082160 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	4.00%
C000082160 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082160 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	3.80%
C000082160 | IndustryProfessional Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082158 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082158 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000082158 | Lumen Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082158 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | KKR Apple Bidco LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Peer Holding III BV
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082158 | Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082158 | Opal Bidco SAS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082158 | Kaseya, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082158 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	11.10%
C000082158 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082158 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082158 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082158 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082158 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082158 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	4.00%
C000082158 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082158 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	3.80%
C000082158 | IndustryProfessional Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000082159 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082159 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000082159 | Lumen Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082159 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | MH Sub I LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | KKR Apple Bidco LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Peer Holding III BV
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082159 | Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082159 | Opal Bidco SAS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082159 | Kaseya, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000082159 | IndustrySoftware
Holdings [Line Items]
Percent of Total Investments	11.10%
C000082159 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082159 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000082159 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000082159 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082159 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Total Investments	4.30%
C000082159 | IndustryCapital Markets
Holdings [Line Items]
Percent of Total Investments	4.00%
C000082159 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082159 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Total Investments	3.80%
C000082159 | IndustryProfessional Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021322 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021322 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021322 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021322 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021322 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021322 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021322 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000021322 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000021322 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021322 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021322 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021322 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021322 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021322 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021322 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000021322 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000064460 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064460 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064460 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064460 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000064460 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064460 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064460 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000064460 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000064460 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000064460 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064460 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000064460 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064460 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064460 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064460 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000064460 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077167 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077167 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077167 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077167 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077167 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077167 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077167 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077167 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077167 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077167 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077167 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077167 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077167 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077167 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077167 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077167 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077168 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077168 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077168 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077168 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077168 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077168 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077168 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077168 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077168 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077168 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077168 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077168 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077168 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077168 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077168 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077168 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077170 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077170 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000077170 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077170 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077170 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077170 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077170 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077170 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000077170 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077170 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077170 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077170 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077170 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077170 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077170 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000077170 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125075 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125075 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125075 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125075 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125075 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125075 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125075 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125075 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125075 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125075 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125075 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125075 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125075 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125075 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125075 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125075 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228875 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228875 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000228875 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228875 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000228875 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228875 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228875 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | Celanese U.S. Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | Level 3 Financing, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228875 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228875 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228875 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228875 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000228875 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228875 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228875 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228875 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.80%
C000228875 | IndustryEntertainment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000157073 | California
Holdings [Line Items]
Percent of Total Investments	11.10%
C000157073 | New York
Holdings [Line Items]
Percent of Total Investments	9.40%
C000157073 | Texas
Holdings [Line Items]
Percent of Total Investments	8.20%
C000157073 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157073 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	5.10%
C000157073 | Colorado
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157073 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157073 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157073 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157073 | Arizona
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157073 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000157073 | General Obligations
Holdings [Line Items]
Percent of Total Investments	5.30%
C000157073 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157073 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157073 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157073 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.10%
C000157073 | Loan Assignments
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000157071 | California
Holdings [Line Items]
Percent of Total Investments	11.10%
C000157071 | New York
Holdings [Line Items]
Percent of Total Investments	9.40%
C000157071 | Texas
Holdings [Line Items]
Percent of Total Investments	8.20%
C000157071 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157071 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	5.10%
C000157071 | Colorado
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157071 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157071 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157071 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157071 | Arizona
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157071 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000157071 | General Obligations
Holdings [Line Items]
Percent of Total Investments	5.30%
C000157071 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157071 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157071 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157071 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.10%
C000157071 | Loan Assignments
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000157072 | California
Holdings [Line Items]
Percent of Total Investments	11.10%
C000157072 | New York
Holdings [Line Items]
Percent of Total Investments	9.40%
C000157072 | Texas
Holdings [Line Items]
Percent of Total Investments	8.20%
C000157072 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157072 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	5.10%
C000157072 | Colorado
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157072 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157072 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157072 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157072 | Arizona
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157072 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	86.50%
C000157072 | General Obligations
Holdings [Line Items]
Percent of Total Investments	5.30%
C000157072 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	3.60%
C000157072 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	2.80%
C000157072 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157072 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.10%
C000157072 | Loan Assignments
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000121799 | New York
Holdings [Line Items]
Percent of Total Investments	7.70%
C000121799 | Texas
Holdings [Line Items]
Percent of Total Investments	11.20%
C000121799 | West Virginia
Holdings [Line Items]
Percent of Total Investments	4.60%
C000121799 | Michigan
Holdings [Line Items]
Percent of Total Investments	9.90%
C000121799 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121799 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.70%
C000121799 | Georgia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000121799 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.70%
C000121799 | South Carolina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000121799 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000121799 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	72.10%
C000121799 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.30%
C000121799 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121799 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201844 | New York
Holdings [Line Items]
Percent of Total Investments	7.70%
C000201844 | Texas
Holdings [Line Items]
Percent of Total Investments	11.20%
C000201844 | West Virginia
Holdings [Line Items]
Percent of Total Investments	4.60%
C000201844 | Michigan
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201844 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.90%
C000201844 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.70%
C000201844 | Georgia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000201844 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.70%
C000201844 | South Carolina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201844 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201844 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	72.10%
C000201844 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.30%
C000201844 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201844 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201845 | New York
Holdings [Line Items]
Percent of Total Investments	7.70%
C000201845 | Texas
Holdings [Line Items]
Percent of Total Investments	11.20%
C000201845 | West Virginia
Holdings [Line Items]
Percent of Total Investments	4.60%
C000201845 | Michigan
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201845 | Illinois
Holdings [Line Items]
Percent of Total Investments	6.90%
C000201845 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.70%
C000201845 | Georgia
Holdings [Line Items]
Percent of Total Investments	6.50%
C000201845 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	5.70%
C000201845 | South Carolina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201845 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201845 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	72.10%
C000201845 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.30%
C000201845 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201845 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021323 | California
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021323 | New York
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021323 | Texas
Holdings [Line Items]
Percent of Total Investments	6.30%
C000021323 | Florida
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021323 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021323 | Illinois
Holdings [Line Items]
Percent of Total Investments	12.80%
C000021323 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021323 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	6.50%
C000021323 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.20%
C000021323 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021323 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000021323 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.80%
C000021323 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021323 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021323 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021323 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000021323 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	0.30%
C000021323 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089979 | California
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089979 | New York
Holdings [Line Items]
Percent of Total Investments	16.00%
C000089979 | Texas
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089979 | Florida
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089979 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089979 | Illinois
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089979 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089979 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089979 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089979 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089979 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000089979 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.80%
C000089979 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089979 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089979 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089979 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000089979 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089979 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089977 | California
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089977 | New York
Holdings [Line Items]
Percent of Total Investments	16.00%
C000089977 | Texas
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089977 | Florida
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089977 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089977 | Illinois
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089977 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089977 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089977 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089977 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089977 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000089977 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.80%
C000089977 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089977 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089977 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089977 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000089977 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089977 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089978 | California
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089978 | New York
Holdings [Line Items]
Percent of Total Investments	16.00%
C000089978 | Texas
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089978 | Florida
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089978 | Alabama
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089978 | Illinois
Holdings [Line Items]
Percent of Total Investments	12.80%
C000089978 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089978 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089978 | New Jersey
Holdings [Line Items]
Percent of Total Investments	4.20%
C000089978 | Massachusetts
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089978 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000089978 | General Obligations
Holdings [Line Items]
Percent of Total Investments	27.80%
C000089978 | Tax Allocation
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089978 | Special Assessment
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089978 | Tax-Exempt Preferreds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089978 | Special Tax
Holdings [Line Items]
Percent of Total Investments	0.00%	[15]
C000089978 | Certificates of Participation
Holdings [Line Items]
Percent of Total Investments	0.30%
C000089978 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	0.20%
C000044074 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	5.40%
C000044074 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.60%
C000044074 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000044074 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000044074 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.80%
C000044074 | Uniform Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000044074 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000044074 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000044074 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000044074 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.70%
C000044074 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000044074 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000044074 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000044074 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000044074 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000044074 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000044074 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000044074 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[16]
C000044074 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000044074 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000044074 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000044074 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000021324 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021324 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.60%
C000021324 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021324 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021324 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021324 | Uniform Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000021324 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021324 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021324 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021324 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.70%
C000021324 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000021324 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000021324 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021324 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021324 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021324 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021324 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021324 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[18]
C000021324 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021324 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021324 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021324 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000057302 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	5.40%
C000057302 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.60%
C000057302 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000057302 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000057302 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.80%
C000057302 | Uniform Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000057302 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000057302 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057302 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057302 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.70%
C000057302 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000057302 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000057302 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057302 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000057302 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057302 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057302 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[20]
C000057302 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057302 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057302 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057302 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000057303 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	5.40%
C000057303 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.60%
C000057303 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000057303 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000057303 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.80%
C000057303 | Uniform Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000057303 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000057303 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057303 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057303 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.70%
C000057303 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000057303 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000057303 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000057303 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000057303 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000057303 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000057303 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000057303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[22]
C000057303 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057303 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000057303 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057303 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000125076 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125076 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125076 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000125076 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000125076 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	2.80%
C000125076 | Uniform Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	14.10%
C000125076 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125076 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125076 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125076 | BX Commercial Mortgage Trust
Holdings [Line Items]
Percent of Total Investments	0.70%
C000125076 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000125076 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000125076 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125076 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125076 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125076 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125076 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125076 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)	[24]
C000125076 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125076 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125076 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125076 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[2]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[3]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[4]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[5]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[6]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[7]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[8]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[9]	Represents less than 0.05% of total investments of the Fund.
[10]	Represents less than 0.05% of total investments of the Fund.
[11]	Represents less than 0.05% of total investments of the Fund.
[12]	Represents less than 0.05% of total investments of the Fund.
[13]	Represents less than 0.05% of total investments of the Fund.
[14]	Represents less than 0.05% of total investments of the Fund.
[15]	Represents less than 0.05% of total investments of the Fund.
[16]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[17]	Represents less than 0.05% of net assets of the Fund.
[18]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[19]	Represents less than 0.05% of net assets of the Fund.
[20]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[21]	Represents less than 0.05% of net assets of the Fund.
[22]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[23]	Represents less than 0.05% of net assets of the Fund.
[24]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[25]	Represents less than 0.05% of net assets of the Fund.